Property, Plant and Equipment and Right of-Use Assets (Details)			1 Months Ended					12 Months Ended
	Nov. 01, 2022 m²	Jun. 01, 2022 m²	Oct. 31, 2021 shares	Mar. 31, 2021 ft²	Sep. 30, 2020	Apr. 30, 2020 ft²	Dec. 31, 2019 ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Property Plant and Equipment [Text Block] [Abstract]
Depreciation, property, plant and equipment								$ 1,700
Leasehold improvements								713,000	$ 675,000
Laboratory equipment								$ 5,000	$ 255,000
Office space (in Square Feet) | ft²						8,000	11,000
Lease agreements				5 years	6 years			5 years
Laboratory space (in Square Feet) | ft²				13,000
Agreement shares (in Shares) | shares			6,000
Property plant equipment (in Square Feet) (in Square Meters) | m²	1,500	3,000
Additional right of use assets								$ 1,800,000